Financial instruments and fair values	12 Months Ended
Apr. 02, 2023
Financial Instruments And Fair Value Measurement [Abstract]
Financial instruments and fair values	Financial instruments and fair valuesThe Company’s derivative financial assets and financial liabilities are measured at fair value at the end of each reporting period. The following table gives information about how the fair values of these financial assets and financial liabilities are determined, in particular, the valuation technique(s) and inputs used.

Financial assets/ financial liabilities	Fair value hierarchy	Valuation technique(s) and key input(s)
Foreign currency forward contracts	Level 2
Future cash flows are estimated based on forward exchange rates (from observable forward exchange rates at the end of the reporting period) and contract forward rates, discounted at a rate that reflects the credit risk of various counterparties.

Foreign currency and interest rate swap contracts	Level 2
Future cash flows are estimated based on forward exchange rates (from observable forward exchange and interest swap rates at the end of the reporting period) and contract forward rates, discounted at a rate that reflects the credit risk of various counterparties.

Revolving facility, term loan and Japan Facility	Level 2
The fair value is based on the present value of contractual cash flows, discounted at the Company’s current incremental borrowing rate for similar types of borrowing arrangements or, where applicable, market rates.

Mainland China Facilities	Level 3	The fair value is based on the present value of contractual cash flows, discounted at the Company’s current incremental borrowing rate for similar types of borrowing arrangements or, where applicable, market rates.
Put option liability	Level 3	The fair value is based on the present value of the amount expected to be paid to the non-controlling shareholder if the put option is exercised.
Contingent consideration	Level 3	The fair value of the applicable contingent consideration is determined based on the estimated financial outcome and the resulting expected contingent consideration to be paid, discounted using an appropriate rate.
The following table presents the fair values and fair value hierarchy of the Company’s financial instruments and excludes financial instruments carried at amortized cost that are short-term in nature:

	April 2, 2023					April 3, 2022
	Level 1	Level 2	Level 3	Carrying value	Fair value	Level 1	Level 2	Level 3	Carrying value	Fair value
	$	$	$	$	$	$	$	$	$	$
Financial assets
Derivatives included in other current assets	—	12.4	—	12.4	12.4	—	9.5	—	9.5	9.5
Derivatives included in other long-term assets	—	12.4	—	12.4	12.4	—	20.4	—	20.4	20.4
Financial liabilities
Derivatives included in accounts payable and accrued liabilities	—	3.3	—	3.3	3.3	—	10.4	—	10.4	10.4
Mainland China Facilities	—	—	9.8	9.8	9.8	—	—	—	—	—
Japan Facility	—	13.7	—	13.7	13.7	—	—	—	—	—
Derivatives included in other long-term liabilities	—	6.0	—	6.0	6.0	—	23.1	—	23.1	23.1
Revolving facility	—	—	—	—	—	—	—	—	—	—
Term loan	—	395.7	—	395.7	433.1	—	370.0	—	370.0	386.9
Put option liability included in other long-term liabilities (note 5)	—	—	32.1	32.1	32.1	—	—	—	—	—
Contingent consideration included in other long-term liabilities (note 5)	—	—	16.8	16.8	16.8	—	—	—	—	—
As at April 2, 2023, there were no transfers between the levels of the fair value hierarchy.